Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income taxes
19.	Income taxes

Cayman Islands

Under the current tax laws of Cayman Islands, the holding companies incorporated in the Cayman Islands are not subject to income, corporation or capital gains tax, and no withholding tax is imposed upon the payment of dividends.

British Virgin Islands

The holding companies incorporated in the British Virgin Islands are not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entity to the shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

The Company’ subsidiaries incorporated in Hong Kong are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 8.25% on assessable profits arising in or derived from Hong Kong up to HKD2,000,000 and 16.5% on any part of assessable profits over HKD2,000,000. These companies did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception.

United States (“US”)

The Company’s subsidiary in the US is subject to profits tax at 21% statutory tax rate with respect to the profit generated from the US. The company did not make any provisions for the US profit tax as there were no assessable profits derived from or earned in the US since inception.

Singapore

The company incorporated in Singapore is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first SGD 100,000 (approximately RMB470,000) and 50% of the next SGD 100,000 (approximately RMB470,000) taxable income exempted from income tax. The company did not make any provisions for Singapore income tax as there were no assessable profits derived from or earned in Singapore since inception.

PRC

The Company’s subsidiaries incorporated in the PRC are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. A new enterprise income tax law (the “EIT Law”) in the PRC was enacted and became effective on January 1, 2008. The EIT Law applies a uniform 25% enterprise income tax (“EIT”) rate to both foreign invested enterprises and domestic enterprises. Accordingly, the Company’s PRC subsidiaries are subject to the EIT rate of 25%. EIT grants preferential tax treatment to certain High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Zhejiang Nanomicro obtained the “high-tech enterprise” tax status in December 2021 and renewed the status in December 2024, which reduced its statutory income tax rate to 15% from December 2021 to December 2027. Zhejiang Weike obtained the “high-tech enterprise” tax status in December 2023, which reduced its statutory income tax rate to 15% from December 2023 to December 2026.

Below is a tabular rate reconciliation pursuant to the disclosure requirements of ASU 2023-09 for the year ended December 31, 2025:

	For the Year Ended December 31, 2025
	RMB	%
PRC statutory income tax rates	31,486,900	25.00%
Effect of expenses not deductible for tax purposes	419,006	0.33%
Effect of additional deduction of research and development expense	(4,147,482)	(3.29)%
Effect of income tax exemptions and reliefs	249,076	0.20%
Recovery from deferred income tax assets	(3,055,163)	(2.43)%
Effect of valuation allowance on deferred income tax assets	29,337,978	23.30%
Income tax difference under different tax jurisdictions*	(54,290,315)	(43.11)%
Total	—	(0.00)%

*	Substantially all the income tax difference under different tax jurisdictions was generated from BVI entities.

Below is a reconciliation between the effective income tax rate and the PRC statutory income tax rate for the years ended December 31, 2023 and 2024:

	For the Years Ended December 31,
	2023	2024
PRC statutory income tax rates	25.00%	25.00%
Effect of expenses not deductible for tax purposes	(0.42)%	(0.28)%
Effect of additional deduction of research and development expense	5.98%	5.90%
Effect of income tax exemptions and reliefs	(5.71)%	(0.39)%
Recovery from deferred income tax assets	0.05%	0.22%
Effect of valuation allowance on deferred income tax assets	(23.52)%	(26.29)%
Income tax difference under different tax jurisdictions	(1.37)%	(4.16)%
Total	0.01%	0.00%

The provision for income taxes consists of the following:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax expense (benefit) - PRC	(17,394)	—	—
Current income tax expense (benefit) - Foreign	—	—	—
Deferred income tax expense	—	—	—
Income tax expense (benefit)	(17,394)	—	—

 PRC and international components of income (loss) before income taxes were comprised of the following for the periods indicated:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
PRC	(209,783,759)	(88,852,369)	(97,453,535)
Foreign	(44,585,689)	(30,686,680)	223,401,133
Income (loss) before income tax provision	(254,369,448)	(119,539,049)	125,947,598

Significant component of deferred tax assets are as follows:

	As of December 31,
	2024	2025
Net operating loss carryforward	98,783,665	118,846,734
Accrued expense and others	9,688,509	(3,698,621)
Inventory impairment	50,475,875	50,576,626
Deferred tax assets	158,948,049	165,724,739
Less: valuation allowance	(158,948,049)	(165,724,739)
Deferred tax assets	—	—

As of December 31, 2025, the Company had net operating loss carryforward of approximately RMB568,188,165 which mainly arose from the Company’s subsidiaries established in the PRC. These net operating losses can be carried forward to offset future taxable income and will expire during the period from 2026 to 2035. The provision of valuation allowance for the years ended December 31, 2023, 2024 and 2025 were RMB47,333,923, RMB31,087,058 and RMB9,831,853, respectively. The reversal of valuation allowance for the years ended December 31, 2023, 2024 and 2025 were RMB117,051, RMB257,501, and RMB3,055,163, respectively.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences.

Uncertain tax positions

The tax authority of the PRC Government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. In general, the PRC tax authority has up to five years to conduct examinations of the tax filings of the Company’s PRC entities. Accordingly, the PRC subsidiaries’ tax years of 2020 through 2024 remain open to examination by the respective tax authorities. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s PRC entities’ tax filings, which may lead to additional tax liabilities.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2025, the Company did not have any significant unrecognized uncertain tax positions.